Submission	Jul. 24, 2026
Submission [Line Items]
Central Index Key	0000009631
Registrant Name	BANK OF NOVA SCOTIA
Registration File Number	333-297553
Form Type	F-4
Submission Type	F-4/A
Fee Exhibit Type	EX-FILING FEES